March 9, 2017

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Stock Fund

BNY Mellon International Appreciation Fund

BNY Mellon International Equity Income Fund

BNY Mellon Asset Allocation Fund

Supplement to Prospectus

dated December 31, 2016

The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Large Cap Stock Fund – Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA are the fund's primary portfolio managers.  Messrs. Cazalet and Gala have held that position since December 2014 and October 2013, respectively. Messrs. Boggs and Goslin have held that position since July 2015. Mr. Zamil has held that position since March 2017.  Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital.  Mr. Gala is a managing director and senior portfolio manager at Mellon Capital.  Mr. Goslin is a director and senior portfolio manager at Mellon Capital.  Mr. Zamil is a managing director and global investment strategist at Mellon Capital.  Messrs. Boggs, Cazalet, Gala, Goslin and Zamil also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon International Appreciation Fund – Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Richard A. Brown, William S. Cazalet, CAIA, Thomas J. Durante, Karen Q. Wong and Syed A. Zamil, CFA are the fund's primary portfolio managers. Messrs. Brown and Durante and Ms. Wong have held that position since July 2009.  Mr. Cazalet has held that position since July 2015.  Mr. Zamil has held that position since March 2017.  Messrs. Brown and Durante and Ms. Wong are portfolio managers at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital.  Mr. Zamil is a managing director and global investment strategist at Mellon Capital.  Messrs. Brown, Cazalet, Durante and Zamil and Ms. Wong also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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MFT4-S0317

The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon International Equity Income Fund – Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA and Syed A. Zamil, CFA are the fund's primary portfolio managers.  Messrs. Boggs and Gala have held that position since December 2011, and Messrs. Cazalet and Goslin have held that position since July 2015.  Mr. Zamil has held that position since March 2017.  Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital. Mr. Gala is a managing director and senior portfolio manager at Mellon Capital. Mr. Goslin is a director and senior portfolio manager at Mellon Capital.  Mr. Zamil is a managing director and global investment strategist at Mellon Capital.  Messrs. Boggs, Cazalet, Gala, Goslin and Zamil also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Portfolio Management":

C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA and Syed A. Zamil, CFA are the fund's primary portfolio managers responsible for managing the portion of the fund's assets invested directly in large cap equity securities. Mr. Gala has held that position since October 2013.  Messrs. Boggs, Cazalet and Goslin have held that position since July 2015.  Mr. Zamil has held that position since March 2017.  Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital. Mr. Gala is a managing director and senior portfolio manager at Mellon Capital. Mr. Goslin is a director and senior portfolio manager at Mellon Capital.  Mr. Zamil is a managing director and global investment strategist at Mellon Capital.  Messrs. Boggs, Cazalet, Gala, Goslin and Zamil also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Stock Fund," " – BNY Mellon International Appreciation Fund," " – BNY Mellon International Equity Income Fund," " – BNY Mellon Asset Allocation Fund," and
" – Biographical Information":

BNY Mellon Large Cap Stock Fund's primary portfolio managers are C. Wesley Boggs, William S. Cazalet, Ronald P. Gala, Peter D. Goslin and Syed A. Zamil.

BNY Mellon International Appreciation Fund's primary portfolio managers are Richard A. Brown, William S. Cazalet, Thomas J. Durante, Karen Q. Wong and Syed A. Zamil.

BNY Mellon International Equity Income Fund's primary portfolio managers are C. Wesley Boggs, William S. Cazalet, Ronald P. Gala, Peter D. Goslin and Syed A. Zamil.

MFT4-S0317

BNY Mellon Asset Allocation Fund's primary portfolio managers with respect to the portion of the fund's assets invested directly in large cap equity securities are C. Wesley Boggs, William S. Cazalet, Ronald P. Gala, Peter D. Goslin and Syed A. Zamil.

Syed A. Zamil, CFA has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund, BNY Mellon International Appreciation Fund, BNY Mellon International Equity Income Fund and BNY Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since March 2017.  Mr. Zamil has been employed by Dreyfus since March 2017.  He is a managing director and global investment strategist at Mellon Capital, where he has been employed since October 2015.  Before joining Mellon Capital, Mr. Zamil served as client portfolio manager at American Century Investments, where he was employed from October 2012 to October 2015.  Before joining American Century Investments, Mr. Zamil was an investment strategist for scientific active equity at BlackRock Advisors, LLC from April 2011 through September 2012.

MFT4-S0317